Average Annual Total Returns - SA Federated Hermes Corporate Bond Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Bloomberg Barclays U.S. High Yield - 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield - 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield - 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.02%	7.13%	5.90%	8.85%	6.97%	5.73%	8.76%	6.88%	5.63%	8.83%	7.00%	5.78%	7.05%	8.57%	6.79%	9.35%	6.44%	5.40%